ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2023
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE	6.ACCOUNTS RECEIVABLE

	As of	As of
	March 31,	March 31,
	2023	2022
	$	$
Trade receivables	—	250,139
Sales tax receivable	539,927	728,176
Other receivables	—	250,430
	539,927	1,228,745